DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Operating Results (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
Net increase in provisions	[1]	$ (314,198)	$ (233,040)	$ (320,826)
Recovery of insurance		375,191	357,698	0
Recovery action of VAT and income tax		74,393	0	58,769
Others		(6,570)	26,026	0
Total		$ 128,816	$ 150,684	$ (262,057)

[1]	Including legal expenses